Redemption liabilities arising from preferred shares - Assumptions (Details) - Series A Preferred Shares	Dec. 31, 2025
Weighted average cost of capital
Redemption liabilities arising from preferred shares
Key valuation assumptions to determine the fair value of the paid-in capital subject to redemption and other preferential rights / redeemable shares	0.135
Risk-free interest rate | Minimum
Redemption liabilities arising from preferred shares
Key valuation assumptions to determine the fair value of the paid-in capital subject to redemption and other preferential rights / redeemable shares	0.012
Risk-free interest rate | Maximum
Redemption liabilities arising from preferred shares
Key valuation assumptions to determine the fair value of the paid-in capital subject to redemption and other preferential rights / redeemable shares	0.023
Discount for lack of marketability ("DLOM")
Redemption liabilities arising from preferred shares
Key valuation assumptions to determine the fair value of the paid-in capital subject to redemption and other preferential rights / redeemable shares	0.055
Expected volatility | Minimum
Redemption liabilities arising from preferred shares
Key valuation assumptions to determine the fair value of the paid-in capital subject to redemption and other preferential rights / redeemable shares	0.387
Expected volatility | Maximum
Redemption liabilities arising from preferred shares
Key valuation assumptions to determine the fair value of the paid-in capital subject to redemption and other preferential rights / redeemable shares	0.437